Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 697	$ 969	$ 10,115
Southern Ice Equipment Distributors, Inc. [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	3,133	0	0
W.L. Lashley Associates, Inc [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	493	0	0
Commercial Specialists Inc [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	752	0
Gateway Supply Company, Inc. [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 0	$ 0	$ 101,645